Accrued Expenses (Tables)	6 Months Ended
Jun. 30, 2023
Accrued Expenses [Abstract]
Schedule of Accrued Expenses	Accrued expenses consist of the following as of June 30, 2023 and December 31, 2022 (in thousands):
	June 30,	December 31,
	2023	2022
Salary and wages	$1,106	$1,135
Provision operating expenses	414	736
Benefits	790	650
Franchise tax	84	110
Total accrued expenses	$2,394	$2,631